Stockholders' Equity (Details) - Shares Issued - USD ($) $ / shares in Units, $ in Millions					1 Months Ended		12 Months Ended
	Oct. 24, 2023	Aug. 26, 2022	Aug. 17, 2022	Jan. 31, 2022	Nov. 30, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 16, 2023	Dec. 14, 2021	Jul. 31, 2021
Equity, Class of Treasury Stock [Line Items]
Issue of common shares (in shares)							8,816,793	92,046,404
Gross proceeds							$ 59.8	$ 313.8
Ordinary shares, par value (in dollars per share)							$ 0.10			$ 0.10	$ 0.05
Stock cancelled (in shares)		981					0	981
Gross proceeds					$ 50.0	$ 50.0	$ 58.1	$ 298.1	$ 44.8
Oslo
Equity, Class of Treasury Stock [Line Items]
Issue of common shares (in shares)	7,522,838			13,333,333
Price per share (in dollars per share)	$ 6.65			$ 2.25
Gross proceeds	$ 50.1			$ 30.0
NYSE
Equity, Class of Treasury Stock [Line Items]
Issue of common shares (in shares)		34,696,404	41,666,667				1,293,955	2,350,000
Price per share (in dollars per share)		$ 3.60	$ 3.60				$ 7.53	$ 3.78
Gross proceeds		$ 124.9	$ 150.0				$ 9.7	$ 8.9
At-the-market offering | NYSE
Equity, Class of Treasury Stock [Line Items]
Issue of common shares (in shares)							1,293,955	2,350,000
Amount authorized for issuance												$ 40.0
Gross proceeds							$ 9.7	$ 8.9
Net proceeds							9.6	8.8
Stock issuance costs							$ 0.1	$ 0.1